Average Annual Total Returns - SA Multi-Managed Large Cap Growth Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	48.83%	20.24%	16.34%	48.62%	20.07%	16.16%	48.45%	19.94%	16.05%	38.49%	21.00%	17.21%	33.47%	18.98%	16.49%